INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 17 - INCOME TAX:

a.   Taxation of the Company in Israel:

1)   Measurement of results for tax purposes

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company’s taxable income or loss is calculated in U.S. dollars.

The results of the Company are measured for tax purposes in accordance with Accounting Principles Generally Accepted in Israel (Israeli GAAP). These financial statements are prepared in accordance with IFRS. The differences between IFRS and Israeli GAAP, both on an annual and a cumulative basis cause differences between taxable results and the results are reflected in these financial statements.

2)   Tax rates

The net income of the Company is subject to the Israeli corporate tax rate. Israeli corporate tax rates for 2020, 2019, and 2018 were 23%.

b.   U.S. subsidiary:

The Company’s subsidiary is incorporated in the U.S and is taxed under U.S. tax laws. The applicable corporate tax rates  is  21% since 2018 and thereafter.

As a general rule, inter-company transactions between the Israel-resident Company and its U.S-resident subsidiary are subject to the reporting provisions of the Income Tax Regulations, section 85-A, 2006 of the Israeli Tax Ordinance of the Israeli Tax Ordinance.

c.   Carryforward losses:

As of December 31, 2020, the Company had net operating loss (“NOLs”) carried forward of approximately $190 million. Under Israeli tax laws, carryforward tax losses have no expiration date.

As of December 31, 2020, the U.S. subsidiary had a  net operating loss carryforward of approximately $64 million, of which approximately $10 million expires in 2037, and approximately $54 million does not expire, but is limited to offset 80% of the net income in the year it is utilized.

Under U.S. tax laws, for NOLs arising after December 31, 2017, the 2017 Act limits a taxpayer’s ability to utilize NOL carryforwards to 80% of taxable income. In addition, NOLs arising after 2017 can be carried forward indefinitely, but carryback is generally prohibited. NOLs generated in tax years beginning before January 1, 2018, will not be subject to the foregoing taxable income limitation and will continue to have a two-year carryback and twenty-year carryforward period. Furthermore, in accordance with Coronavirus Aid, Relief, and Economic Security Act (CARES Act) of 2020, losses from tax years beginning in 2018, 2019 or 2020 can be carried back 5 years.

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.  The Company has not created deferred taxes on its carryforward losses since their utilization is not expected in the foreseeable future.

d.   Deductible temporary differences:

The amount of cumulative deductible temporary differences, other than carryforward losses (as mentioned in c. above), for which deferred tax assets have not been recognized in the Statements of Financial Position as of December 31, 2020, and 2019, were $12  million and $17 million, respectively. These temporary differences have no expiration dates.

e.   Tax assessments:

The Company has not been assessed for tax purposes since its incorporation. The Company’s tax assessments for 2015 are therefore considered final.